OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Schedule of other current and non-current financial assets

	Balance
	Current		Non-current
Other financial assets	12.31.2022	12.31.2021	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets (1)	92,838,315	194,509,044	3,317,778	1,216,865
Financial assets at fair value (2)	170,206,554	961,705	75,297,737	281,337,127
Other financial assets measured at amortized cost (3)	—	—	16,237,196	14,078,020
Total	263,044,869	195,470,749	94,852,711	296,632,012
(1)	Financial instrument that does not meet the definition of cash equivalents as defined in Note 2.13.
(2)	Market value of hedging instruments. See details in Note 22.
(3)	Correspond to the rights in the Argentinean company Alimentos de Soya S.A., manufacturing company of “AdeS” products, which are framed in the purchase of the “AdeS” brand managed by The Coca-Cola Company at the end of 2016.